Capital Management - Net Debt (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Trade payables	$ 236,373	$ 512,473
Cash	(953,113)	(16,610)	$ (55,815)
Dividends payable	17,268	17,598
Share-based compensation liability	34,802	24,732
Other long-term liabilities	0	20,887
Trade receivables	(135,230)	(387,266)
Prepaids and other assets	(63,232)	(76,468)
Net (Cash) Debt	(765,785)	2,417,172
Cost | Credit Facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	1,138	324,346
Cost | Long-term notes
Disclosure of detailed information about borrowings [line items]
Borrowings	93,834	1,932,890
Unamortized debt issuance costs | Credit Facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	262	16,861
Unamortized debt issuance costs | Long-term notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,113	$ 47,729